Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 84.6%
California — 84.6%
$ 1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/23 ........... $ 1,554,354
10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5.00%, 06/01/33 ........... 12,260,999
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/35 ........... 2,381,525
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
4.00%, 10/01/38 ........... 2,097,716
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4.00%, 07/15/42 ........... 3,570,667
5,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/47 ........... 5,165,434
1,270,000 California State University University
& College Improvements
Revenue Bonds, Series A,
5.00%, 11/01/34 ........... 1,536,039
1,520,000 California State University University
& College Improvements
Revenue Bonds, Series A,
5.00%, 11/01/36 ........... 1,803,254
5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6.00%, 05/01/34 ........... 5,098,327
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/26 ........... 1,337,369
1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/27 ........... 1,195,076
2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/28 ........... 2,639,656
Principal
Amount Value
California (continued)
$ 4,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/30 ........... $ 4,630,375
1,750,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/34 ........... 2,098,760
3,485,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5.00%, 02/01/31 ........... 4,071,272
4,000,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5.00%, 02/01/32 ........... 4,758,433
575,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5.00%, 02/01/33 ........... 694,730
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/32 ........... 2,803,986
5,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/40 ........... 5,516,307
5,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/24 ........... 5,079,394
3,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/25 ........... 3,110,667
1,000,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/25 ........... 1,001,065
500,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/28 ........... 559,411
1,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/29 ........... 1,139,864

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 2,910,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/30 ........... $ 3,384,964
4,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/31 ........... 4,727,997
4,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/32 ........... 4,801,319
3,515,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Refunding Revenue
Bonds, Sub-Series S,
5.00%, 11/01/31 ........... 4,156,282
1,900,000 City of San Francisco Public Utilities
Commission Water Revenue
Advance Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 1,970,533
2,500,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/24 ........... 2,548,724
3,250,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/25 ........... 3,384,596
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/26 ........... 2,131,712
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/27 ........... 1,745,599
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/28 ........... 2,181,290
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/29 ........... 1,146,468
1,700,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/31 ........... 2,016,310
3,000,000 Fremont Union High School District
School Improvements GO,
5.45%, 08/01/23 ........... 3,000,000
Principal
Amount Value
California (continued)
$ 1,450,000 Fremont Union High School District
School Improvements GO, Series
2018,
5.00%, 08/01/25 ........... $ 1,508,617
1,000,000 Fremont Union High School District
School Improvements GO, Series
2022,
5.00%, 08/01/25 ........... 1,040,425
1,100,000 Los Angeles Community College
District Refunding GO, Series A,
5.00%, 08/01/29(a) ......... 1,120,786
5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5.00%, 08/01/24 ........... 5,096,459
6,250,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5.00%, 08/01/27 ........... 6,801,389
6,000,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 6,383,814
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 5,447,691
3,000,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series D,
5.00%, 07/01/47 ........... 3,314,225
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5.00%, 08/01/35 ........... 1,195,995
1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5.00%, 08/01/28 ........... 1,147,991
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5.00%, 11/01/24(a) ......... 2,026,341

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/01/34 ........... $ 3,054,613
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%, 05/15/24 ........... 1,161,534
1,100,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5.00%, 08/01/24 ........... 1,121,983
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/27 ........... 1,090,770
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/30 ........... 1,164,150
2,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5.00%, 08/15/36 ........... 2,285,378
3,750,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/24 ........... 3,797,129
1,000,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/28 ........... 1,106,604
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/26 ........... 2,115,544
5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/27 ........... 5,259,001
Principal
Amount Value
California (continued)
$ 5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/28 ........... $ 5,333,643
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,216,026
2,500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/32 ........... 2,768,027
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/29 ........... 3,242,707
5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series C,
5.00%, 05/01/46 ........... 5,146,993
1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series E,
5.00%, 05/01/40 ........... 1,072,057
4,225,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... 4,575,051
1,000,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5.00%, 09/01/36 ........... 1,170,862
1,650,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5.00%, 09/01/38 ........... 1,878,884

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/35 ........... $ 1,183,124
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/36 ........... 1,168,098
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/37 ........... 1,156,929
1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/42 ........... 1,213,257
1,000,000 San Mateo Union High School
District Refunding GO,
5.00%, 09/01/27(a) ......... 1,020,005
1,000,000 San Ramon Valley Unified School
District School Improvements
GO,
5.00%, 08/01/24 ........... 1,018,501
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/42 ........... 2,271,804
3,350,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/43 ........... 3,790,535
1,540,000 Santa Clarita Community College
District Refunding GO,
5.00%, 08/01/24(a) ......... 1,540,000
1,150,000 State Center Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/24 ........... 1,172,185
5,000,000 State Center Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/47 ........... 5,511,859
3,000,000 State of California Current Refunding
GO,
5.00%, 08/01/24 ........... 3,057,875
5,770,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 6,914,419
4,770,000 State of California Current Refunding
GO, Group C,
5.00%, 08/01/27 ........... 4,921,480
Principal
Amount Value
California (continued)
$ 10,140,000 State of California Multi Utility
Improvements GO,
5.00%, 10/01/25 ........... $ 10,571,253
5,000,000 State of California Refunding GO,
5.00%, 10/01/26 ........... 5,103,538
6,150,000 State of California Water Utility
Improvements GO,
6.00%, 03/01/33 ........... 6,683,010
10,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 11,024,384
1,000,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5.00%, 05/15/24 ........... 1,015,927
1,465,000 University of California Advance
Refunding Revenue Bonds, Series
S,
5.00%, 05/15/34 ........... 1,752,401
10,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5.00%, 05/15/24 ........... 10,159,266
10,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5.00%, 05/15/34 ........... 12,178,567
3,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 3,610,950
Total Municipal Bonds
(Cost $296,329,513)
295,984,530
CORPORATE BONDS — 0.5%
United States — 0.5%
2,000,000 Stanford Health Care, Series 2020,
3.31%, 08/15/30 ........... 1,798,509
Total Corporate Bonds
(Cost $2,000,000)
1,798,509
U.S. GOVERNMENT SECURITIES — 12.6%
U.S. Treasury Notes — 12.6%
20,000,000 0.13%, 12/15/23 ............... 19,620,312
7,500,000 4.38%, 10/31/24 ............... 7,416,504
5,000,000 4.25%, 10/15/25 ............... 4,941,602
7,500,000 4.13%, 10/31/27 ............... 7,447,852

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 5,000,000 2.75%, 08/15/32 ............... $ 4,536,523
Total U.S. Government Securities
(Cost $44,600,808)
43,962,793
Shares
INVESTMENT COMPANY — 6.4%
22,209,690 Federated Hermes Government
Obligations Fund, 5.16%(b) .. 22,209,690
Total Investment Company
(Cost $22,209,690)
22,209,690
TOTAL INVESTMENTS — 104.1%
(Cost $365,140,011)
$ 363,955,522
LIABILITIES IN EXCESS OF
OTHER ASSETS — (4.1)%
(14,359,315)
NET ASSETS — 100.0%
$ 349,596,207
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) The rate shown represents the current yield as of July 31, 2023.
AGM — Assured Guaranty Municipal Corp.
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 84.6%
Other
*
...................................... 15.4
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.